IFRS 7 - Disclosure - Market Risk - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Apr. 30, 2019	Jan. 31, 2019
Market Risk [line items]
Number of trading days used to value current portfolio using market price and rate changes	259 days
Loss trading days	3 days
Positive trading days	0.95%
100 bps increase [member]
Market Risk [line items]
Increase (decrease) in economic value of shareholder's equity	$ (337)	$ (304)
100 bps decrease [member]
Market Risk [line items]
Increase (decrease) in economic value of shareholder's equity	$ (274)	$ (149)